Updating Summary Prospectus dated May 1, 2026 For Current Policy Owners

PRINCIPAL® BENEFIT VARIABLE UNIVERSAL LIFE II
FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY

Issued by Principal Life Insurance Company through its
Principal Life Insurance Company Variable Life Separate Account

You should read this Updating Summary Prospectus carefully, particularly the section titled Important Information You Should Consider about the Policy. This Updating Summary Prospectus is only for the use of current Policy owners.
The statutory prospectus is also available to you and contains more information about the Policy, including its features, benefits, and risks. You can find the current statutory prospectus, Statement of Additional Information ("SAI"), and other information about the Policy, as well as information about the Underlying Funds online at www.principal.com/BenefitVUL2Report. You can also obtain this information at no cost by calling 1-800-247-9988 or by sending an email request to Lifeinsurance@principal.com. For additional questions about your Policy, please contact your registered representative.
Additional information about certain investment products, including variable life insurance policies, has been prepared by the Securities and Exchange Commission’s ("SEC's") staff and is available at Investor.gov.

Updating Summary Prospectus Contents

Special Terms	2
Updated Information about Your Policy	2
Important Information You Should Consider about the Policy	2
Appendix: Underlying Funds Available under the Policy	5

Special Terms
The terms defined below are used throughout this prospectus.

Company (and we, us, our) - Principal Life Insurance Company.

Division – a part of the Separate Account which invests in shares of a corresponding Underlying Fund. The "Money Market Division" refers to the Fidelity VIP Government Money Market Division.

Fixed Account – the portion of the Policy Value that is held in our general account.

General Account – assets of the Company other than those allocated to any of our Separate Accounts.

Insured – the person named as the “Insured” on the Data Pages.

Owner – the person, including joint Owner, who owns all the rights and privileges of this Policy.

Policy Date – the date from which Monthly Dates, Policy Years and policy anniversaries are determined.

Separate Account - the Principal Life Insurance Company Variable Life Separate Account, an account established by us which has Divisions to which Net Premiums may be allocated under the Policy.

Underlying Fund – a registered open-end investment company, or a separate investment account or portfolio thereof, in which a Division invests.

you, your – the Owner of the Policy.

Updated Information about Your Policy
This is a summary of certain Policy features that have changed since the statutory prospectus dated May 1, 2025. This may not reflect all of the changes that have occurred since you entered into your Policy.
Portfolio Companies
•Prior to June 2, 2025, the name of the Acorn International Fund was the Wanger Acorn International Fund.
•Prior to July 28, 2025, the name of the Quality Equity Portfolio was the AMT Sustainable Equity Portfolio.
•Prior to December 1, 2025, the name of the Nomura VIP Small Cap Value Series was the Macquarie VIP Small Cap Value Series.
•Prior to April 30, 2026, the name of the MFS International Intrinsic Equity Portfolio was the MFS ® International Intrinsic Value Portfolio.
•Prior to May 1, 2026, the name of the LVIP Avantis Large Cap Value Fund was the LVIP American Century Disciplined Core Value Fund.
•Prior to May 1, 2026, the name of the TOPS ® Managed Risk Moderately Aggressive ETF Portfolio was the TOPS ® Managed Risk Growth ETF Portfolio.
•Prior to May 1, 2026, the name of the TOPS ® Managed Risk Moderate Growth ETF Portfolio was the TOPS ® Managed Risk Moderate Growth ETF Portfolio.

Important Information You Should Consider about the Policy
Important Information You Should Consider about the Policy

FEES AND EXPENSES				Location in Statutory Prospectus
Charges for Early Withdrawals
Guaranteed Maximum: $55.83 per $1,000 of Policy Face Amount (5.83%)
"Face Amount" refers to the life insurance coverage amount. If you fully surrender your Policy within ten years of the Policy Date shown on your Data Pages or a Face Amount increase, a surrender charge is imposed. For example, if you make an early withdrawal, you could pay a maximum surrender charge of up to $5,583 on a Policy with a Face Amount of $100,000. Surrender charges decline over time.
SUMMARY: FEE TABLES - Transaction Fees CHARGES AND DEDUCTIONS
Transaction Charges
In addition to surrender charges, you may be charged for other transactions, including a sales charge and taxes assessed on each premium paid, a transaction fee for unscheduled partial surrenders and transfer fees.
SUMMARY: FEE TABLES - Transaction Fees CHARGES AND DEDUCTIONS
Ongoing Fees and Expenses (annual charges)
In addition to surrender charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and the cost of optional benefits under the Policy, as well as interest for any Loan Indebtedness. Certain fees and expenses are set based on the characteristics of the Insured (e.g., age, sex, and rating classification). You should view the Data Pages for rates applicable to you. "Data Pages" are the pages of the Policy which contain information specific to you, to the Insured and the Policy. Current or revised Data Pages may be sent to you from time to time.
SUMMARY: FEE TABLES - Periodic Charges Other Than Annual Underlying Fund Expenses
	Investors will also bear expenses associated with the Underlying Funds , as shown in the following table:			SUMMARY: FEE TABLES - Annual Underlying Fund Expenses CHARGES AND DEDUCTIONS APPENDIX - Underlying Funds Available Under the Policy
	Annual Fee	Minimum	Maximum
	Investment Options (Underlying Fund Fees and Expenses)	0.12%	2.50%

RISKS		Location in Statutory Prospectus
Risk of Loss	You can lose money by investing in a Policy.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Risk of Loss; Not a Short Term Investment
Not a Short-Term Investment
The Policy is not a short-term investment and is not appropriate for an investor that needs ready access to cash.

Withdrawals will reduce the value of the Policy and the death benefit and may lead to adverse tax consequences.

Risks Associated with Investment Options
An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Policy (e.g., the Underlying Funds). Each investment option (including the Fixed Account) has its own unique risks. A comprehensive discussion of the risks of each Underlying Fund may be found in the Underlying Fund’s prospectus. You should review these investment options before making an investment decision.
PRINCIPAL RISKS OF INVESTING IN THE POLICY
Insurance Company Risks	An investment in the Policy is subject to the risks related to the Company. Any obligations (including under the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available at https://investors.principal.com/investor-relations/our-business/credit-ratings/default.aspx.	GENERAL DESCRIPTION OF THE POLICY - General Account
Policy Lapse
When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the Insured. Poor investment performance, partial surrenders, failure to pay sufficient premiums, and unpaid policy loans and loan interest will increase the risk of lapse. If your Policy lapses, you can only reinstate it under certain conditions, including making certain payments.

PRINCIPAL RISKS OF INVESTING IN THE POLICY - Policy Termination (Lapse) POLICY TERMINATION AND REINSTATEMENT

RESTRICTIONS		Location in Statutory Prospectus
Investments
While you may transfer amounts in the Divisions (which invest in shares of a corresponding Underlying Fund) and Fixed Account, certain restrictions and transfer fees apply with regard to the number and amount of such transfers. Transfers from the Fixed Account are subject to significant limitations.Transfers are also subject to the excessive trading and market timing polices described in this prospectus.
GENERAL DESCRIPTION OF THE POLICY - Limitations on Transfers

We reserve the right to remove or substitute Underlying Funds as investment options.

Depending on your state, or your financial professional or your financial professional's firm, certain investment options may not be available.
GENERAL DESCRIPTION OF THE POLICY - Reservation of Rights GENERAL DESCRIPTION OF THE POLICY - Material State Variations GENERAL DESCRIPTION OF THE POLICY - Financial Intermediary Variations
Optional Benefits	Some optional benefits under the Policy are subject to limitations, restrictions, and additional charges, including with respect to their availability and the amounts that may be paid under such benefits.	OTHER BENEFITS AVAILABLE UNDER THE POLICY

Withdrawals may significantly reduce the value of a benefit.

Depending on your state, or your financial professional or your financial professional's firm, certain benefits may not be available or may be available on different terms.
GENERAL DESCRIPTION OF THE POLICY - Financial Intermediary Variations
	Not all of the options described in the prospectus are available or approved for use in every state.	GENERAL DESCRIPTION OF THE POLICY - Material State Variations

TAXES	Location in Statutory Prospectus
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Policy. There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA), and withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
TAX ISSUES RELATED TO THE POLICY

CONFLICTS OF INTEREST		Location in Statutory Prospectus
Investment Professional Compensation	The Company pays compensation to broker-dealers, financial institutions and other parties for the sale of the Policy, including commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts such as marketing allowances, expense reimbursements and education payments. Such compensation may influence the financial intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Conflicts of Interest
Exchanges
Some financial representatives may have a financial incentive to offer a new policy in place of the one you already own. You should only exchange an existing policy if you determine, after comparing the features, fees and risks of both policies, and any fees or penalties to terminate the existing policy, that it is preferable to purchase the new policy rather than continue to own an existing policy.
PRINCIPAL RISKS OF INVESTING IN THE POLICY - Conflicts of Interest

APPENDIX A

UNDERLYING FUNDS AVAILABLE UNDER THE POLICY

The following is a list of Underlying Funds currently available under the Policy, which is subject to change. Before you invest, you should review the prospectuses for the Underlying Funds, as may be amended from time to time. These prospectuses contain more information about the Underlying Funds and their risks. You can find the prospectuses and other information about the Underlying Funds online at www.principal.com/BenefitVUL2Report. You can also request this information at no cost by calling 1-800-247-9988 or by sending an email request to Lifeinsurance@principal.com.

The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.

Some of the Underlying Funds are “funds of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Operating expenses shown for a fund of funds include the fees and expenses that such fund incurs indirectly as a result of investing in other funds. More detail about the risks of investing in a fund of funds is available in such fund’s prospectus.

The availability of investment options may vary depending in your financial professional or your financial professional's firm. See GENERAL DESCRIPTION OF THE POLICY - Financial Intermediary Variations in the statutory prospectus.

Type	Fund Name	Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
				1 Year	5 Year	10 Year
Small/Mid U.S. Equity	AB Variable Products Series Fund, Inc. Discovery Value Portfolio Class A	Alliance Bernstein L.P.	0.82%	2.89%	8.75%	8.55%
International Equity	AB Variable Products Series Fund, Inc. International Value Portfolio Class A [1]	Alliance Bernstein L.P.	0.90%	41.70%	10.47%	6.64%
Small/Mid U.S. Equity	AB Variable Products Series Fund, Inc. Small Cap Growth Portfolio Class A [1,2]	Alliance Bernstein L.P.	0.90%	4.80%	-0.44%	11.26%
International Equity	AB Variable Products Series Fund, Inc. Sustainable Global Thematic Portfolio Class A [1]	Alliance Bernstein L.P.	0.94%	6.32%	3.28%	10.08%
Asset Allocation	American Funds Insurance Series® American Funds ® Global Balanced Fund Class 2 [1]	Capital Research and Management Company	0.76%	17.14%	6.11%	7.69%

Fixed Income	American Funds Insurance Series® Capital World Bond Fund ® Class 2	Capital Research and Management Company	0.73%	9.39%	-2.50%	1.23%
International Equity	American Funds Insurance Series® SMALLCAP World Fund Class 2 [1,12]	Capital Research and Management Company	0.90%	14.64%	0.49%	7.23%
Large U.S. Equity	American Funds Insurance Series® Growth Fund Class 2	Capital Research and Management Company	0.58%	20.24%	13.37%	17.97%
International Equity	American Funds Insurance Series® EUPAC Fund [13] Class 2 [1]	Capital Research and Management Company	0.72%	26.77%	3.40%	7.00%
International Equity	American Funds Insurance Series® New World Fund ® Class 2 [1]	Capital Research and Management Company	0.82%	28.29%	5.33%	9.25%
Large U.S. Equity	American Funds Insurance Series® Washington Mutual Investors Fund Class 2 [1]	Capital Research and Management Company	0.50%	17.21%	13.89%	12.36%
Small/Mid U.S. Equity	BNY Mellon Investment Portfolios MidCap Stock Portfolio Service Shares [1]	BNY Mellon Investment Adviser, Inc./ Newton Investment Management North America, LLC	1.05%	9.81%	9.39%	8.51%
Other - Technology	BNY Mellon Investment Portfolios Technology Growth Portfolio Service Shares	BNY Mellon Investment Adviser, Inc./ Newton Investment Management North America, LLC	1.07%	27.87%	8.96%	16.97%

Large U.S. Equity	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. Service Shares	BNY Mellon Investment Adviser, Inc./ Newton Investment Management Limited	0.91%	15.67%	11.65%	13.27%
Large U.S. Equity	BNY Mellon Variable Investment Fund Appreciation Portfolio Service Shares	BNY Mellon Investment Adviser, Inc./ Fayez Sarofim & Co., LLC	1.1%	9.78%	9.08%	12.63%
International Equity	Calvert Variable Trust, Inc. CVT EAFE International Index Portfolio Class F [1]	Calvert Research and Management	0.68%	30.64%	8.31%	7.63%
Fixed Income	Calvert Variable Trust, Inc. CVT Investment Grade Bond Index Portfolio Class I [1]	Calvert Research and Management/ Ameritas Investment Partners, Inc.	0.32%	6.90%	-0.44%	1.87%
Small/Mid U.S. Equity	Calvert Variable Trust, Inc. CVT Russell 2000 Small Cap Index Portfolio Class F [1]	Calvert Research and Management/ Ameritas Investment Partners, Inc.	0.60%	12.23%	5.62%	9.08%
International Equity	Columbia Funds Variable Insurance Trust Acorn International Fund 1,[5]	Columbia Wanger Asset Management, LLC	1.09%	12.56%	-1.00%	4.31%
Other - Multinarrative	Deutsche DWS Variable Series II DWS Alternative Asset Allocation VIP Class B	DWS Investment Management Americas, Inc./ RREEF American L.L.C.	1.31%	10.03%	4.88%	4.52%
Small/Mid U.S. Equity	Deutsche DWS Variable Series II DWS Small Mid Cap Value VIP Class B	DWS Investment Management Americas, Inc.	1.17%	17.85%	9.27%	7.18%

Large U.S. Equity	Fidelity® Variable Insurance Products Trust I Fidelity® VIP Equity-Income Portfolio SM Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.71%	18.75%	12.23%	11.32%
Fixed Income	Fidelity® Variable Insurance Products Trust I Service Class 2 Fidelity® VIP High Income Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.96%	10.36%	4.22%	5.59%

Large U.S. Equity	Fidelity® Variable Insurance Products Trust II Fidelity® VIP Contrafund SM Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.79%	21.24%	15.08%	15.49%
Small/Mid U.S. Equity	Fidelity® Variable Insurance Products Trust II Fidelity® VIP Extended Market Index Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ Geode	0.37%	12.03%	7.75%
International Equity	Fidelity® Variable Insurance Products Trust II Fidelity® VIP International Index Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ Geode	0.41%	32.82%	7.76%	6.79%
Asset Allocation	Fidelity® Variable Insurance Products Trust II Fidelity® VIP Total Market Index Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ Geode	0.36%	16.86%	12.86%

Small/Mid U.S. Equity	Fidelity® Variable Insurance Products Trust III Fidelity® VIP Mid Cap Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.80%	11.49%	9.83%	10.31%
Other - Consumer Defensive	Fidelity® Variable Insurance Products Trust IV Fidelity® VIP Consumer Staples Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.86%	6.54%

Other - Equity Energy	Fidelity® Variable Insurance Products Trust IV Fidelity® VIP Energy Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.85%	10.34%	23.86%	7.69%
Money Market	Fidelity® Variable Insurance Products Trust V Fidelity® VIP Government Money Market Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.50%	3.86%	2.90%	1.83%

Fixed Income	Fidelity® Variable Insurance Products Trust V Fidelity® VIP Strategic Income Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.88%	8.58%	2.79%	4.40%
Balanced/Asset Allocation	Franklin Templeton Variable Insurance Product Trust Franklin Income VIP Fund Class 2	Franklin Advisers, Inc.	0.72%	12.56%	7.66%	7.30%
International Equity	Franklin Templeton Variable Insurance Product Trust Franklin Mutual Global Discovery VIP Fund Class 2	Franklin Mutual Advisers, LLC	1.16%	23.34%	12.00%	8.52%
Large U.S. Equity	Franklin Templeton Variable Insurance Product Trust Franklin Mutual Shares VIP Fund Class 2	Franklin Mutual Advisers, LLC	0.94%	11.52%	9.20%	7.53%
Large U.S. Equity	Franklin Templeton Variable Insurance Product Trust Franklin Rising Dividends VIP Fund Class 2	Franklin Advisers, Inc.	0.89%	11.80%	9.50%	12.10%
Small/Mid U.S. Equity	Franklin Templeton Variable Insurance Product Trust Franklin Small Cap Value VIP Fund Class 2 [1]	Franklin Mutual Advisers, LLC	0.91%	7.65%	8.86%	9.81%

Fixed Income	Franklin Templeton Variable Insurance Product Trust Franklin Strategic Income VIP Fund Class 2 [1]	Franklin Advisers, Inc.	1.07%	7.24%	1.92%	3.10%
Fixed Income	Franklin Templeton Variable Insurance Product Trust Franklin U.S. Government Securities VIP Fund Class 2	Franklin Advisers, Inc.	0.79%	6.69%	0.02%	1.14%
International Equity	Franklin Templeton Variable Insurance Product Trust Templeton Developing Markets VIP Fund Class 2	Templeton Asset Management, Ltd./ Franklin Templeton Investment Management Limited	1.37%	46.27%	5.46%	10.40%
International Equity	Franklin Templeton Variable Insurance Product Trust Templeton Foreign VIP Fund Class 2 [1]	Templeton Asset Management, Ltd./ Franklin Templeton Investment Management Limited	1.08%	29.19%	8.25%	5.75%
Fixed Income	Franklin Templeton Variable Insurance Product Trust Templeton Global Bond VIP Fund Class 2 [1]	Templeton Asset Management, Ltd.	0.75%	15.73%	-0.96%	-0.15%
Large U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. American Franchise Fund Series II	Invesco Advisers, Inc.	1.1%	11.39%	10.08%	14.58%
Small/Mid U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. American Value Fund Series I	Invesco Advisers, Inc.	0.89%	21.00%	17.85%	12.29%
Large U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. Core Equity Fund Series II	Invesco Advisers, Inc.	1.05%	15.88%	12.52%	11.46%
Small/Mid U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. Discovery Mid Cap Growth Fund Series I	Invesco Advisers, Inc.	0.86%	4.79%	3.92%	11.38%

International Equity	Invesco Variable Insurance Funds Invesco V.I. EQV International Equity Fund Series I	Invesco Advisers, Inc.	0.90%	16.50%	3.68%	6.22%
Other - Global Real Estate	Invesco Variable Insurance Funds Invesco V.I. Global Real Estate Fund Series I	Invesco Advisers, Inc.	1.02%	7.85%	1.73%	2.44%
Other - Health	Invesco Variable Insurance Funds Invesco V.I. Health Care Fund Series I	Invesco Advisers, Inc.	0.99%	15.33%	3.80%	6.58%
Small/Mid U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. Main Street Mid Cap Fund Series II	Invesco Advisers, Inc.	1.19%	8.96%	8.83%	9.08%
Small/Mid U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. Main Street Small Cap Fund® Series II	Invesco Advisers, Inc.	1.09%	8.44%	8.07%	10.31%
Small/Mid U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. Small Cap Equity Fund Series I	Invesco Advisers, Inc.	0.96%	8.05%	7.32%	9.55%
International Equity	Janus Aspen Series Trust Janus Henderson Global Sustainable Equity Portfolio Service Shares [1]	Janus Henderson Investors US LLC	0.99%	17.26%
Balanced/Asset Allocation	Janus Aspen Series Trust Janus Henderson Balanced Portfolio Service Shares	Janus Henderson Investors US LLC	0.87%	14.82%	8.21%	9.86%
Small/Mid U.S. Equity	Janus Aspen Series Trust Janus Henderson Enterprise Portfolio Service Shares	Janus Henderson Investors US LLC	0.97%	7.41%	7.35%	12.51%
Fixed Income	Janus Aspen Series Trust Janus Henderson Flexible Bond Portfolio Service Shares [1]	Janus Henderson Investors US LLC	0.82%	7.22%	-0.47%	2.07%
Large U.S. Equity	Janus Aspen Series Trust Janus Henderson Forty Portfolio Service Shares	Janus Henderson Investors US LLC	0.87%	17.86%	11.37%	15.96%

International Equity	Janus Aspen Series Trust Janus Henderson Global Research Portfolio Service Shares	Janus Henderson Investors US LLC	1.07%	20.60%	12.23%	12.64%
Other - Technology	Janus Aspen Series Trust Janus Henderson Global Technology and Innovation Portfolio Service Shares	Janus Henderson Investors US LLC	0.97%	24.84%	13.44%	21.18%
Small/Mid U.S. Equity	Legg Mason Partners Variable Income Trust ClearBridge Variable Mid Cap Portfolio Class I	Franklin Templeton Fund Adviser, LLC/ ClearBridge Investments, LLC	0.82%	4.35%	4.50%	7.50%
Small/Mid U.S. Equity	Legg Mason Partners Variable Income Trust ClearBridge Variable Small Cap Growth Portfolio Class I	Franklin Templeton Fund Adviser, LLC/ ClearBridge Investments, LLC	0.81%	9.23%	-0.20%	9.38%
Small/Mid U.S. Equity	Lincoln Variable Insurance Products Trust LVIP American Century Capital Appreciation Fund Service Class	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	0.62%	6.56%	5.02%	11.31%
Large U.S. Equity	Lincoln Variable Insurance Products Trust LVIP Avantis Large Cap Value Fund Service Class [9]	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	0.96%	14.56%	8.51%	10.12%

Inflation - Protected Bond	Lincoln Variable Insurance Products Trust LVIP American Century Inflation Protection Fund Service Class	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	0.72%	6.33%	0.62%	2.61%
International Equity	Lincoln Variable Insurance Products Trust LVIP American Century International Fund Service Class	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	0.95%	15.81%	1.71%	6.27%
Small/Mid U.S. Equity	Lincoln Variable Insurance Products Trust LVIP American Century Mid Cap Value Fund Service Class	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	1.01%	8.83%	8.72%	8.96%
Large U.S. Equity	Lincoln Variable Insurance Products Trust LVIP American Century Value Fund Service Class	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	0.86%	15.85%	11.47%	10.07%
Small/Mid U.S. Equity	Lord Abbett Series Fund, Inc. Developing Growth Portfolio Class VC [1]	Lord Abbett	1.27%	14.59%	-1.17%	11.03%
International Equity	MFS® Variable Insurance Trust MFS® Global Equity Series Service Class [1]	Massachusetts Financial Services Company	1.18%	13.28%	5.45%	8.64%

Large U.S. Equity	MFS® Variable Insurance Trust MFS® Growth Series Service Class [1]	Massachusetts Financial Services Company	0.98%	11.90%	10.82%	15.31%
Small/Mid U.S. Equity	MFS® Variable Insurance Trust MFS® New Discovery Series Service Class [1]	Massachusetts Financial Services Company	1.12%	12.56%	-0.54%	10.46%
Balanced/Asset Allocation	MFS® Variable Insurance Trust MFS® Total Return Series Service Class [1]	Massachusetts Financial Services Company	0.86%	10.91%	6.16%	7.36%
Other - Utilities	MFS® Variable Insurance Trust MFS® Utilities Series Service Class [1]	Massachusetts Financial Services Company	1.03%	14.76%	7.38%	9.22%
Large U.S. Equity	MFS® Variable Insurance Trust MFS® Value Series Service Class [1]	Massachusetts Financial Services Company	0.94%	12.77%	9.69%	9.77%
Small/Mid U.S. Equity	MFS® Variable Insurance Trust III MFS® Blended Research Small Cap Equity Portfolio Service Class [1]	Massachusetts Financial Services Company	0.83%	5.49%	6.62%	8.82%
International Equity	MFS® Variable Insurance Trust II MFS® International Intrinsic Equity Portfolio Service Class [1,8]	Massachusetts Financial Services Company	1.14%	32.96%	7.02%	9.68%
International Equity	MFS® Variable Insurance Trust II MFS® Research International Portfolio Service Class[1]	Massachusetts Financial Services Company	1.15%	21.75%	5.25%	7.27%
Small/Mid U.S. Equity	MFS® Variable Insurance Trust III MFS® New Discovery Value Portfolio Service Class [1]	Massachusetts Financial Services Company	1.13%	2.88%	8.22%	10.30%
Fixed Income	MFS® Variable Insurance Trust III MFS® Inflation-Adjusted Bond Portfolio Service Class[1]	Massachusetts Financial Services Company	0.85%	8.17%	-3.35%	0.84%

Small/Mid U.S. Equity	MFS® Variable Insurance Trust III MFS® Mid Cap Value Portfolio Service Class [1]	Massachusetts Financial Services Company	1.04%	5.75%	9.90%	9.69%
Small/Mid U.S. Equity	Neuberger Berman Advisers Management Trust Mid Cap Growth Portfolio Class S [1]	Neuberger Berman Investment Advisers, LLC	1.11%	5.23%	4.27%	10.71%
Large U.S. Equity	Neuberger Berman Advisers Management Trust Quality Equity Portfolio Class I [6]	Neuberger Berman Investment Advisers, LLC	0.87%	13.74%	12.83%	12.94%
Small/Mid U.S. Equity	Nomura Funds Nomura VIP Small Cap Value Series Fund Service Class [7,1]	Delaware Management Company, a series of Nomura Investment Management Business Trust	1.04%	7.83%	8.93%	8.84%
Asset Allocation	Northern Lights Variable Trust TOPS TM Managed Risk Balanced ETF Portfolio Class 2	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.76%	9.03%	3.83%	4.92%
Asset Allocation	Northern Lights Variable Trust TOPS TM Managed Risk Moderately Aggressive ETF Portfolio Class 2 [10]	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.75%	11.65%	5.36%	6.13%
Asset Allocation	Northern Lights Variable Trust TOPS TM Managed Risk Moderate ETF Portfolio Class 2 [11]	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.75%	10.36%	4.74%	5.72%
Balanced/Asset Allocation	PIMCO Variable Insurance Trust PIMCO All Asset Portfolio Administrative Class [1]	Pacific Investment Management Company, LLC	2.13%	14.20%	5.60%	6.77%

Other - Commodities	PIMCO Variable Insurance Trust PIMCO CommodityRealReturn®Strategy Portfolio Administrative Class	Pacific Investment Management Company, LLC	0.86%	18.79%	10.55%	6.54%
Fixed Income	PIMCO Variable Insurance Trust PIMCO Emerging Markets Bond Portfolio Administrative Class	Pacific Investment Management Company, LLC	1.17%	14.98%	2.44%	5.06%
Fixed Income	PIMCO Variable Insurance Trust PIMCO High Yield Portfolio Administrative Class	Pacific Investment Management Company, LLC	0.81%	8.95%	3.97%	5.57%
Global Bond - USD Hedged	PIMCO Variable Insurance Trust PIMCO International Bond Portfolio (U.S. Dollar-Hedged) Administrative Class [4]	Pacific Investment Management Company, LLC	1.09%	3.95%	1.03%	2.88%
Fixed Income	PIMCO Variable Insurance Trust PIMCO Long-Term U.S. Government Portfolio Administrative Class	Pacific Investment Management Company, LLC	2.48%	6.15%	-6.82%	0.01%
Short-Term Fixed Income	PIMCO Variable Insurance Trust PIMCO Low Duration Portfolio Administrative Class	Pacific Investment Management Company, LLC	0.66%	5.52%	1.57%	1.79%
Fixed Income	PIMCO Variable Insurance Trust PIMCO Real Return Portfolio Administrative Class	Pacific Investment Management Company, LLC	1.39%	7.85%	1.21%	3.21%
Short-Term Fixed Income	PIMCO Variable Insurance Trust PIMCO Short-Term Portfolio Administrative Class	Pacific Investment Management Company, LLC	0.65%	4.67%	3.25%	2.76%
Fixed Income	PIMCO Variable Insurance Trust PIMCO Total Return Portfolio Administrative Class	Pacific Investment Management Company, LLC	0.73%	8.89%	0.02%	2.36%
Fixed Income	Principal Variable Contract Funds, Inc. PVC – Bond Market Index Account Class 1	Principal Global Investors, LLC	0.15%	7.16%	-0.52%	1.80%
Fixed Income	Principal Variable Contract Funds, Inc. PVC – Core Plus Bond Account Class 1	Principal Global Investors, LLC	0.50%	7.46%	-0.48%	2.36%

International Equity	Principal Variable Contract Funds, Inc. PVC – Diversified International Account Class 1	Principal Global Investors, LLC	0.86%	32.36%	7.40%	8.08%
Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Equity Income Account Class 1	Principal Global Investors, LLC	0.48%	15.50%	10.21%	11.51%
International Equity	Principal Variable Contract Funds, Inc. PVC – Global Emerging Markets Account Class 1	Principal Global Investors, LLC	1.12%	32.27%	5.06%	8.12%
Fixed Income	Principal Variable Contract Funds, Inc. PVC – Government & High-Quality Bond Account Class 1	Principal Global Investors, LLC	0.50%	7.91%	-0.23%	1.26%
Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Large Cap Growth Account I Class 1 [1]	Principal Global Investors, LLC/Brown Advisory, LLC Los Angeles Capital Management, LLC T. Rowe Price Associates, Inc. Westfield Capital Management Company, L.P.	0.67%	11.39%	9.44%	15.00%
Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Large Cap S&P 500 Index Account Class 1	Principal Global Investors, LLC	0.20%	17.62%	14.14%	14.52%
Small/Mid U.S. Equity	Principal Variable Contract Funds, Inc. PVC – MidCap Account Class 1	Principal Global Investors, LLC	0.53%	1.78%	8.33%	12.58%
Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Principal Capital Appreciation Account Class 1	Principal Global Investors, LLC	0.63%	13.52%	13.82%	14.35%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2020 Account Class 1	Principal Global Investors, LLC	0.47%	11.33%	4.65%	6.77%

Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2030 Account Class 1	Principal Global Investors, LLC	0.50%	13.21%	5.91%	8.07%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2040 Account Class 1	Principal Global Investors, LLC	0.54%	15.57%	7.56%	9.35%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2050 Account Class 1	Principal Global Investors, LLC	0.58%	17.50%	8.77%	10.22%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2060 Account Class 1	Principal Global Investors, LLC	0.61%	17.68%	8.97%	10.35%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime Strategic Income Account Class 1	Principal Global Investors, LLC	0.48%	10.45%	3.48%	4.98%
Small/Mid U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Real Estate Securities Account Class 1	Principal Global Investors, LLC/ Principal Real Estate Investors, LLC	0.78%	1.24%	4.88%	5.94%
Short - Term Fixed Income	Principal Variable Contract Funds, Inc. PVC – Short-Term Income Account Class 1	Principal Global Investors, LLC/ Brown Advisory, LLC	0.42%	5.48%	2.33%	2.52%
Small/Mid U.S. Equity	Principal Variable Contract Funds, Inc. PVC – SmallCap Account Class 1	Principal Global Investors, LLC	0.84%	15.10%	6.29%	9.57%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Balanced Portfolio Class 1	Principal Global Investors, LLC	0.68%	14.00%	7.27%	8.29%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Conservative Balanced Portfolio Class 1	Principal Global Investors, LLC	0.67%	11.69%	5.04%	6.39%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Conservative Growth Portfolio Class 1	Principal Global Investors, LLC	0.72%	15.56%	9.00%	9.94%

Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Flexible Income Portfolio Class 1	Principal Global Investors, LLC	0.64%	9.96%	3.57%	5.12%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC - Strategic Asset Management (SAM) – Strategic Growth Portfolio Class 1	Principal Global Investors, LLC	0.75%	16.86%	10.16%	10.96%
International Equity	Putnam Variable Trust Putnam VT International Value Fund Class IB	Putnam Management, LLC (d/b/a Putnam Management)/ Franklin Advisers, Inc.	1.06%	37.68%	9.28%	8.12%
Large U.S. Equity	Putnam Variable Trust Putnam VT Large Cap Growth Fund Class IB	Putnam Management, LLC (d/b/a Putnam Management)/ Franklin Advisers, Inc.	0.88%	14.34%	13.44%	17.66%
Small/Mid U.S. Equity	Putnam Variable Trust Putnam VT Small Cap Growth Fund Class IB [1]	Putnam Management, LLC (d/b/a Putnam Management)/ Franklin Advisers, Inc.	1.12%	8.80%	6.18%	11.45%
Small/Mid U.S. Equity	Putnam Variable Trust Putnam VT Small Cap Value Fund Class IB	Putnam Management, LLC (d/b/a Putnam Management)/ Franklin Advisers, Inc.	1.02%	5.27%	10.99%	9.13%
Other - Natural Resources	Rydex Variable Trust Basic Materials Fund Rydex VT [1]	Security Investors, LLC (d/b/a Guggenheim Investments)	1.78%	32.89%	9.42%	11.58%

Other - Utilities	Rydex Variable Trust Utilities Fund Rydex VT [1]	Security Investors, LLC (d/b/a Guggenheim Investments)	1.79%	17.07%	8.56%	8.60%
Other - Health	T. Rowe Price Equity Series, Inc. Health Sciences Portfolio II Class	T. Rowe Price	1.11%	17.80%	3.86%	8.70%
Other - Natural Resources	VanEck Variable Insurance Products Trust VanEck VIP Global Resources Fund Initial Class	VanEck Associates Corporation	1.08%	36.48%	10.51%	8.33%
Balanced/Asset Allocation	Vanguard Variable Insurance Funds Vanguard VIF Balanced Portfolio	Wellington Management Company, LLP	0.20%	16.46%	9.29%	10.03%
Balanced/Asset Allocation	Vanguard Variable Insurance Funds Vanguard VIF Conservative Allocation Portfolio [3]	The Vanguard Group, Inc.	0.12%	12.73%	4.22%	6.14%
Large U.S. Equity	Vanguard Variable Insurance Funds Vanguard VIF Equity Income Portfolio [3]	Wellington Management Company, LLP	0.29%	16.80%	12.59%	11.52%
Fixed Income	Vanguard Variable Insurance Funds Vanguard VIF Global Bond Index Portfolio	The Vanguard Group, Inc.	0.13%	2.69	-0.41%	N/A
Small/Mid U.S. Equity	Vanguard Variable Insurance Funds Vanguard VIF International Portfolio	Baillie Gifford Overseas, Ltd. Schroder Investment Management North America, Inc./ Schroder Investment Management North America, Ltd.	0.32%	19.97%	0.62%	10.48%
Small/Mid U.S. Equity	Vanguard Variable Insurance Funds Vanguard VIF Mid-Cap Index Portfolio	The Vanguard Group, Inc.	0.17%	11.54%	8.46%	10.77%
Asset Allocation	Vanguard Variable Insurance Funds Vanguard VIF Real Estate Index Portfolio	The Vanguard Group, Inc.	0.26%	3.11%	4.51%	5.08%

1. The Fund's current expenses are subject to a temporary expense reimbursement and/or fee waiver arrangement that is in place. This arrangement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions. Please refer to the Fund's prospectus for more information.
2. This Fund is closed to new investors with an application signature date of February 1, 2013, and after.
3. This Fund became available for investment on June 5, 2023.
4. This Fund became available for investment on May 31, 2025.
5. Prior to June 2, 2025, the name of this fund was the Wanger Acorn International Fund.
6. Prior to July 28, 2025, the name of this fund was the AMT Sustainable Equity Portfolio.
7. Prior to December 1, 2025, the name of this fund was the Macquarie VIP Small Cap Value Series.
8. Prior to April 30, 2026, the name of this fund was the MFS ® International Intrinsic Value Portfolio.
9.Prior to May 1, 2026, the name of this fund was the LVIP American Century Disciplined Core Value Fund.
10.Prior to May 1, 2026, the name of this fund was the TOPS ® Managed Risk Growth ETF Portfolio.
11. Prior to May 1, 2026, the name of this fund was the TOPS ® Managed Risk Moderate Growth ETF Portfolio.
12. Prior to May, 1 2026, the name of this fund was the American Funds Insurance Series Global Small Capitalization fund.
13. Prior to May 1, 2026, the name of this fund was the American Funds Insurance Series International Fund.

EDGAR Contract Identifier: C000063569